SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Real estate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,307,409	18,487,074	17,098,308
Type I
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	4,868,494	7,522,291	6,038,051
Type II
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	7,860,724	5,791,517	5,569,555
Type III.a. land only
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	3,089,207	1,924,423	3,543,745
Type III.b. construction only (over time)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	1,033,051	1,376,455	1,367,469
Type IV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	1,455,933	1,872,388	579,488
Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 535,254	¥ 463,609	¥ 316,940